Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Office equipment	Furniture and fittings	Office renovation	Computer & software	Machinery	Work- in-progress	Total
	US$	US$	US$	US$	US$	US$	US$

Cost
At January 1, 2025	72,257	83,443	545,221	84,740	-	22,066	807,727
Additions	40,986	117,224	578,055	65,678	173,314	-	975,257
Disposal of controlling interest in subsidiaries	(82,794)	(90,196)	(144,579)	(47,008)	(173,314)	(22,066)	(559,957)
Currency realignment	7,122	8,235	46,212	8,500	-	-	70,069
At December 31, 2025	37,571	118,706	1,024,909	111,910	-	-	1,293,096
Additional	102,060	3,218	130,020	100,611	-	-	335,909
Disposal	(11,282)	(5,078)	(15,156)	(24,257)	-	-	(55,773)
Currency realignment	(231)	(725)	(5,695)	(675)	-	-	(7,326)
At June 30, 2026	128,118	116,121	1,134,078	187,589	-	-	1,565,906

Accumulated depreciation:
At January 1, 2025	20,402	45,652	133,661	34,928	-	-	234,643
Charges	6,827	25,094	78,847	19,885	-	-	130,653
Disposal of controlling interest in subsidiaries	(26,081)	(60,533)	(49,342)	(26,178)	-	-	(162,134)
Currency realignment	2,400	5,922	15,854	4,588	-	-	28,764
At December 31, 2025	3,548	16,135	179,020	33,223	-	-	231,926
Charges	5,983	12,010	57,776	17,482	-	-	93,251
Disposal	(736)	(409)	(1,151)	(14,258)	-	-	(16,554)
Currency realignment	(52)	(387)	(2,237)	(278)	-	-	(2,954)
At June 30, 2026	8,743	27,349	233,408	36,169	-	-	305,669

Carrying amount:
At December 31, 2025	34,023	102,571	845,889	78,687	-	-	1,061,170
At June 30,2026	119,375	88,772	900,670	151,420	-	-	1,260,237